STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

13. STOCK-BASED COMPENSATION

        A portion of the Company's 401(k) and Stock Ownership Plan ("401(k) Plan") consists of an Employee Stock Ownership Plan ("ESOP"). The ESOP stock was used to match employee contributions to and to provide other employee benefits. During 2009, all outstanding ESOP shares were allocated from the ESOP to employee 401(k) accounts.

        Since 1973, the Company has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, and 2008, up to 7,500,000 shares may be issued in payment of awards.

        The criteria for payment of the 2011 performance awards is based primarily on the Company's average operating return on average equity ("ROE") over a three-year period. If the Company's ROE is below 9.0%, no award is earned. If the Company's ROE is at or above 10.0%, the award maximum is earned. Awards are paid in shares of the Company's common stock. The criteria for payment of performance awards, in prior years, is based primarily upon a comparison of the Company's average return on average equity over a four-year period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of the Company) to that of a comparison group of publicly held life and multi-line insurance companies. For the 2008 awards, if the Company's results are below the 25th percentile of the comparison group, no portion of the award is earned. For the 2005-2007 awards, if the Company's results are below the 40th percentile of the comparison group, no portion of the award is earned. If the Company's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of the Company's common stock. Performance share awards of 191,100 were issued during the year ended December 31, 2011 and no performance share awards were issued during the year ended December 31, 2010.

        Performance share awards in 2011, 2010, 2009, and 2008 and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2011	191,100	$5,400
2010	—	—
2009	—	—
2008	75,900	2,900

        Performance shares are equivalent in value to one share of our common stock times the award earned percentage payout. In the past, the Company has also issued performance-based stock appreciation rights ("P-SARs"). P-SARs convert to the equivalent of one stock appreciation right ("SARs") if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. As of December 31, 2011, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 530,000 shares.

        SARs have been granted to certain officers of the Company to provide long-term incentive compensation based solely on the performance of the Company's common stock. The SARs are exercisable either five years after the date of grant or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of the Company) and expire after ten years or upon termination of employment. The SARs activity as well as weighted-average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2008	$33.33	1,559,573
SARs granted	3.57	915,829
SARs exercised / forfeited	40.16	(6,200)

Balance at December 31, 2009	22.28	2,469,202

SARs granted	18.34	344,400
SARs exercised / forfeited	20.98	(488,765)

Balance at December 31, 2010	21.97	2,324,837

SARs exercised / forfeited / expired	8.31	(50,608)

Balance at December 31, 2011	$22.27	2,274,229

        The following table provides information as of December 31, 2011, about equity compensation plans under which the Company's common stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2011 (a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2011 (b)		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of December 31, 2011 (c)
Equity compensation plans approved by shareowners	2,869,496	(1)	$22.27	(3)	2,598,799	(4)
Equity compensation plans not approved by shareowners	343,548	(2)	Not applicable		Not applicable	(5)

Total(2)	3,213,044	(1)(2)	$22.27	(3)	2,598,799	(4)(6)

(1)
Includes the following number of shares of common stock with respect to outstanding awards under the LTIP, determined as provided in the LTIP: (a) 1,478,249 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 312,536 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2011); and (c) 760,435 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); and (d) 318,276 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under our Deferred Compensation Plan for Officers.

(2)
Includes the following number of shares of common stock, determined as provided in the plans decribed below: (a) 238,811 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Directors Who Are Not Employees of the Company; (b) 104,737 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Officers; and (c) there were no shares issuable with respect to stock equivalents pursuant to our Regional Sales Manager Deferred Bonus Plan.

(3)
Based on exercise prices of outstanding SARs.

(4)
Represents (a) 2,526,346 shares of common stock available for future issuance under the LTIP; and (b) 72,453 shares of common stock available for future issuance under the Stock Plan for Non-Employee Directors.

(5)
The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

(6)
Plus any shares that become issuable under the plans listed in Note (2).

        The outstanding SARs as of December 31, 2011, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$32.00	360,000	1	360,000
26.49	50,000	2	50,000
41.05	111,700	4	111,700
48.60	38,400	5	38,400
45.70	35,070	5	35,070
43.46	186,975	6	186,975
48.05	3,000	6	3,000
41.12	2,500	6	2,500
38.59	313,000	7	235,600
3.50	830,832	8	534,710
9.54	5,000	8	3,333
17.48	8,000	9	2,666
18.36	328,752	9	108,354
20.40	1,000	9	333

        There were no SARs issued for the year ended December 31, 2011. The SARs issued for the year ended December 31, 2010, had estimated fair values at grant date of $3.3 million. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2010 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for the 2010 awards) were as follows: an expected volatility of 69.4%, a risk-free interest rate of 2.6%, a dividend rate of 2.4%, a zero percent forfeiture rate, and an expected exercise date of 2016.

        Restricted stock units are awarded to participants and include certain restrictions relating to vesting periods. The Company issued 175,500 restricted stock units for the year ended December 31, 2011. These awards had a total fair value at grant date of $5.0 million. Approximately half of these restricted stock units vest in 2014, and the remainder vest in 2015. For the year ended December 31, 2010, the Company issued 360,450 restricted stock units that had a fair value at grant date of $6.6 million.

        The Company recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by the Company for its stock-based compensation plans was $10.2 million, $10.2 million, and $3.9 million in 2011, 2010, and 2009, respectively. The Company's obligations of its stock-based compensation plans that are expected to be settled in shares of the Company's common stock are reported as a component of shareowners' equity, net of deferred taxes.